SEGMENT REPORTING (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Segment Reporting Information [Line Items]
Net Revenues	¥ 126,089	$ 18,339	¥ 71,858	¥ 5,259
Depreciation and Amortization	62,538	9,096	26,876	18,518
Operating (loss) income from continuing operations	(344,488)	(50,103)	(338,531)	(368,183)
Interest income	15,308	2,226	20,032	23,859
Income tax expense	(19,602)	(2,851)	(14,025)	2,143
Segment net (loss) income from continuing operations	(471,737)	$ (68,610)	(331,469)	(209,959)
Segment assets	1,246,584		1,754,559	2,063,328	$ 181,307
Europe
Segment Reporting Information [Line Items]
Net Revenues	105,511		49,370	0
Depreciation and Amortization	31,511		14,062	0
Operating (loss) income from continuing operations	16,638		2,755	0
Interest income	0		0	0
Income tax expense	1,412		156	0
Segment net (loss) income from continuing operations	18,050		2,959	0
Segment assets	42,527		58,535	0
CHINA
Segment Reporting Information [Line Items]
Net Revenues	20,578		22,488	5,259
Depreciation and Amortization	31,027		12,814	18,518
Operating (loss) income from continuing operations	327,850		(341,286)	368,183
Interest income	15,308		20,032	23,859
Income tax expense	(21,014)		(14,181)	2,143
Segment net (loss) income from continuing operations	453,687		(334,428)	209,959
Segment assets	¥ 1,204,057		¥ 1,696,024	¥ 2,063,328